Equity (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Warrants outstanding - ending balance	3,762	3,762	3,762	156
Weighted average exercise price, beginning	$ 1,661.4	$ 1,661.4	$ 1,661.4	$ 16,000.0
Warrants, Issued				6,731
Weighted average exercise price, warrants issued				$ 1,040.0
Warrants, Exercised				3,125
Weighted average exercise price, warrants exercised				$ 1,040.0
Warrants, Expired	(156)
Weighted average exercise price, warrants expired	$ (16,000.0)
Warrants outstanding - ending balance	3,606	3,762	3,762	3,762
Weighted average exercise price, ending	$ 1,040	$ 1,661.4	$ 1,661.4	$ 1,661.4
Warrants exercisable	3,606
Weighted average exercise price, warrants exercisable	$ 1,040